Shareholders' Equity - Option Activity (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares
Number of Options
Beginning balance (in shares) | shares	4,067,417	9,156,080
Options granted (in shares) | shares	1,022,109	481,800
Options exercised (in shares) | shares	(862,566)	(5,535,327)
Options forfeited/expired/cancelled (in shares) | shares	(1,720)	(35,136)
Ending balance (in shares) | shares	4,225,240	4,067,417
Vested and exercisable, number of options (in shares) | shares	2,619,955	3,216,521
Weighted- Average Exercise Price
Beginning balance (in dollars per share) | $ / shares	$ 2.69	$ 1.01
Options granted (in dollars per share) | $ / shares	19.17	15.72
Options exercised (in dollars per share) | $ / shares	0.88	1.06
Options forfeited/expired/cancelled (in dollars per share) | $ / shares	17.89	1.37
Ending balance (in dollars per share) | $ / shares	7.03	2.69
Vested and exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 0.93	$ 0.84
Weighted-average remaining contractual term, outstanding	5 years 10 months 24 days	4 years 10 months 28 days
Weighted-average remaining contractual term, vested and exercisable	3 years 9 months 25 days	3 years 10 months 6 days
Aggregate intrinsic value, outstanding | $	$ 58,332	$ 92,106
Aggregate intrinsic value, vested and exercisable | $	$ 51,916	$ 78,769